Right-of-use asset (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Carring value, beginning of period	R 296	R 361	R 0
Additions and modifications	65	66	44
Right-of-use assets acquired on acquisition of subsidiaries (Lonmin acquisition)			133
Impairment of mining assets	(28)	0	0
Depreciation	(112)	(124)	(112)
Transfers and other movements	0	(8)	(6)
Foreign currency translation	1	1	0
Carrying value, end of period	222	296	361
IFRS 16
Right-of-use asset
Carring value, beginning of period		R 0	302
Carrying value, end of period	R 0		R 0